EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 21, 2011	Dec. 31, 2013
Outstanding, Amount of options		4,220,809
Granted, Amount of options	1,003,874	595,000
Exercised		(815,564)
Expired and forfeited, Amount of options		(121,750)
Outstanding, Amount of options		3,878,495
Exercisable, Amount of options		2,649,307
Outstanding, Weighted average exercise price		$ 2.21
Granted, Weighted average exercise price		$ 5.39
Exercised, Weighted average exercise price		$ 2.07
Expired and forfeited, Weighted average exercise price		$ 2.28
Outstanding , Weighted average exercise price		$ 2.57
Exercisable, Weighted average exercise price		$ 1.79
Outstanding, Weighted average remaining contractual life (in years)		3 years 10 months 28 days
Outstanding, Weighted average remaining contractual life (in years)		3 years 4 months 17 days
Exercisable, Weighted average remaining contractual life (in years)		2 years 7 months 10 days
Outstanding, Aggregate intrinsic value		$ 7,562
Outstanding, Aggregate intrinsic value		19,949
Exercisable, Aggregate intrinsic value		$ 15,692